Investment Portfolio - March 31, 2026

(unaudited)

CALLODINE EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 99.2%

Communication Services - 4.3%
Interactive Media & Services - 4.3%
Match Group, Inc.	252,287	$7,747,734
Shutterstock, Inc.	100,000	1,661,000
Total Communication Services		9,408,734

Consumer Discretionary - 9.9%
Diversified Consumer Services - 3.7%
Perdoceo Education Corp.	216,066	8,039,816
Hotels, Restaurants & Leisure - 1.7%
Jack in the Box, Inc.	376,343	3,639,237
Textiles, Apparel & Luxury Goods - 4.5%
Wolverine World Wide, Inc.	599,577	9,785,096
Total Consumer Discretionary		21,464,149

Consumer Staples - 14.3%
Consumer Staples Distribution & Retail - 2.1%
Target Corp.	35,433	4,294,480
Walgreens Boots Alliance, Inc. - CVR[1]	384,320	219,062
		4,513,542
Household Products - 10.9%
Spectrum Brands Holdings, Inc.	320,000	23,584,000
Tobacco - 1.3%
British American Tobacco plc - ADR (United Kingdom)	48,084	2,811,472
Total Consumer Staples		30,909,014

Energy - 16.9%
Oil, Gas & Consumable Fuels - 16.9%
Energy Transfer LP	1,100,000	21,230,000
Genesis Energy LP	484,963	8,646,890
Ovintiv, Inc.	37,708	2,238,347
Plains All American Pipeline LP	200,000	4,466,000
Total Energy		36,581,237

Financials - 16.8%
Capital Markets - 8.3%
The Blackstone Group, Inc.	88,688	10,198,233
Blue Owl Capital, Inc.	721,616	6,588,354
Lazard, Inc.	30,000	1,274,400
		18,060,987
Consumer Finance - 1.4%
Capital One Financial Corp.	16,276	2,969,231
Financial Services - 5.9%
Apollo Global Management, Inc.	64,554	7,192,607
Global Payments, Inc.	82,680	5,564,364
		12,756,971
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Dynex Capital, Inc.	200,000	2,552,000
Total Financials		36,339,189

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 15.2%
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	241,146	$4,051,253
Pharmaceuticals - 13.3%
GSK plc - ADR	215,000	11,865,850
Viatris, Inc.	1,264,002	17,076,667
		28,942,517
Total HealthCare		32,993,770

Industrials - 4.0%
Building Products - 1.4%
Owens Corning	28,288	3,061,327
Professional Services - 2.6%
SS&C Technologies Holdings, Inc.	83,615	5,649,866
Total Industrials		8,711,193

Materials - 0.7%
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	151,584	1,506,745
Real Estate - 16.2%
Residential REITs - 2.9%
UDR, Inc.	189,195	6,391,007
Retail REITs - 4.8%
Realty Income Corp.	170,000	10,400,600
Specialized REITs - 8.5%
Extra Space Storage, Inc.	47,500	6,228,675
Four Corners Property Trust, Inc.	399,486	9,447,844
Millrose Properties, Inc.	96,820	2,710,960
		18,387,479
Total Real Estate		35,179,086

Utilities - 0.9%
Gas Utilities - 0.9%
UGI Corp.	55,348	2,015,774

TOTAL COMMON STOCKS		215,108,891
(Identified Cost $219,151,269)

SHORT-TERM INVESTMENT - 0.6%

Dreyfus Government Cash Management, Institutional Shares, 3.53%[2]
(Identified Cost $1,360,489)	1,360,489	1,360,489

TOTAL INVESTMENTS - 99.8%		216,469,380
(Identified Cost $220,511,758)
OTHER ASSETS, LESS LIABILITIES - 0.2%		359,854
NET ASSETS - 100%		$216,829,234

Investment Portfolio - March 31, 2026

(unaudited)

ADR - American Depositary Receipt

CVR - Contingent Value Rights

REIT - Real Estate Investment Trust

1Security has been valued using significant unobservable inputs.

2Rate shown is the current yield as of March 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$9,408,734	$9,408,734	$—	$—
Consumer Discretionary	21,464,149	21,464,149	—	—
Consumer Staples	30,909,014	30,689,952	—	219,062
Energy	36,581,237	36,581,237	—	—
Financials	36,339,189	36,339,189	—	—
Health Care	32,993,770	32,993,770	—	—
Industrials	8,711,193	8,711,193	—	—
Materials	1,506,745	1,506,745	—	—
Real Estate	35,179,086	35,179,086	—	—
Utilities	2,015,774	2,015,774	—	—
Short-Term Investment	1,360,489	1,360,489	—	—
Total assets	$216,469,380	$216,250,318	$—	$219,062

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2